UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Mast Global Battery Recycling & Production ETF
EV (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the Mast Global Battery Recycling & Production ETF for the period of December 21, 2023 to May 31, 2024.  You can find additional information about the Fund at www.mastetfs.com. You can also request this information by contacting us at (866) 498-5677.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Global Battery Recycling & Production ETF	$28*	0.65%
*Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From December 21, 2023, the Fund’s inception date, through May 31, 2024, the Mast Global Battery Recycling & Production ETF   market value return was -2.99% and its net asset value (“NAV”) return was -3.25% compared to its underlying index, the INDXX Global Battery Recycling & Production Index, which returned -3.66%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $24.25. We believe the Fund’s relative underperformance during the reporting period is attributable to the long equity holdings within the Fund’s portfolio including key detractors Vale, LG Chemical, and Tianqi Lithium Industries.

Top Contributors
↑	Contemproary Amperex Technology Co Ltd CL A
↑	CMOC Group Ltd CL A
↑	ENEOS Holdings Inc.

Top Detractors
↓	Vale SA ADR
↓	LG Chem Ltd
↓	Tianqi Lithium Industries Inc. CL A
HOW DID THE FUND PERFORM SINCE INCEPTION?
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Mast Global Battery Recycling & Production ETF	PAGE 1	TSR_AR_78433H683

CUMULATIVE TOTAL RETURN (%)

Since Inception (12/21/2023)
Mast Global Battery Recycling & Production ETF NAV	-3.25
Mast Global Battery Recycling & Production ETF Market	-2.99
MSCI ACWI Net Total Return Index (USD)	10.70
Visit www.mastetfs.com for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$6,772,337
Number of Holdings	38
Net Advisory Fee	$16,982
Portfolio Turnover	11%
30-Day SEC Yield	2.38%
30-Day SEC Yield Unsubsidized	2.38%
Visit www.mastetfs.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Issuers	(% of net assets)
Rio Tinto PLC	8.2%
Tesla, Inc.	8.0%
Glencore PLC	7.9%
Contemporary Amperex Technology Co. Ltd.	7.5%
BHP Group Ltd.	7.5%
Vale SA	7.3%
BYD Co. Ltd.	5.2%
Panasonic Holdings Corp.	3.9%
Samsung SDI Co. Ltd.	3.1%
ENEOS Holdings, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.mastetfs.com
The Fund is distributed by Foreside Fund Services, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866) 498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
Mast Global Battery Recycling & Production ETF	PAGE 2	TSR_AR_78433H683

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and/or other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to other services rendered by the registrant’s principal accountant to the Registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/24	FYE 5/31/23
(a) Audit Fees	$10,000	None
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	None
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/24	FYE 5/31/23
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/24	FYE 5/31/23
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Sharon Cheever, John Jacobs, Richard Keary and Robert Sherry.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
May 31, 2024

NEOS ETF Trust
Mast Global Battery Recycling & Production ETF	| EV	| NYSE Arca

Mast Global Battery Recycling & Production ETF
Schedule of Investments
as of May 31, 2024

	Shares	Value
COMMON STOCKS - 97.8%
Automobile Components - 2.3%
Tianneng Battery Group Co. Ltd. - Class A	19,600	$75,678
Tianneng Power International Ltd.	103,614	78,141
		153,819
Automobiles - 16.4%
BYD Co. Ltd. - Class A	11,200	354,090
Lucid Group, Inc.(a)	28,453	80,807
Renault SA	2,370	137,854
Tesla, Inc.(a)	3,030	539,582
		1,112,333
Chemicals - 5.6%
Ganfeng Lithium Group Co. Ltd. - Class A	14,000	64,995
LG Chem, Ltd.	708	179,742
Tianqi Lithium Corp. - Class A	13,600	67,737
Umicore SA	3,475	68,395
		380,869
Commercial Services & Supplies - 2.2%
Cleanaway Waste Management Ltd.	44,046	81,726
Sungeel Hitech Co. Ltd.(a)	1,120	65,766
		147,492
Electric Utilities - 1.4%
Fortum Oyj	6,099	92,794
Electrical Equipment - 18.6%
Camel Group Co. Ltd. - Class A	70,700	82,861
Contemporary Amperex Technology Co. Ltd. - Class A	18,700	510,507
Ecopro BM Co. Ltd.(a)	736	101,691
EnerSys	855	92,203
Eve Energy Co. Ltd. - Class A	16,900	91,406
LG Energy Solution Ltd.(a)	560	133,877
Sociedad Quimica y Minera de Chile SA - ADR	1,960	91,532
Sunwoda Electronic Co. Ltd. - Class A	39,300	84,199
Zhejiang Narada Power Source Co. Ltd. - Class A(a)	50,400	69,366
		1,257,642
Electronic Equipment, Instruments & Components - 3.1%
Samsung SDI Co. Ltd.	777	210,167
Household Durables - 3.9%
Panasonic Holdings Corp.	30,540	268,873
Metals & Mining - 40.4%(b)
BHP Group Ltd.	17,220	509,735
Boliden AB	3,696	128,902
CMOC Group Ltd. - Class A	85,100	97,975
Dowa Holdings Co. Ltd.	2,206	81,645
First Quantum Minerals Ltd.	7,672	98,509

The accompanying notes are an integral part of these financial statements.

1

Mast Global Battery Recycling & Production ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - (Continued)
GEM Co. Ltd. - Class A	84,600	$76,612
Glencore PLC	87,640	536,438
Rio Tinto PLC - ADR	7,899	553,720
Sumitomo Metal Mining Co. Ltd.	2,812	91,529
Vale SA - ADR	41,146	495,809
Zhejiang Huayou Cobalt Co. Ltd. - Class A	16,800	66,792
		2,737,666
Oil, Gas & Consumable Fuels - 3.9%
ENEOS Holdings, Inc.	39,208	202,196
SK Innovation Co., Ltd.(a)	840	60,670
		262,866
TOTAL COMMON STOCKS (Cost $6,922,797)		6,624,521
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Treasury Obligations Fund - Class X, 5.22%(c)	135,775	135,775
TOTAL SHORT-TERM INVESTMENTS (Cost $135,775)		135,775
TOTAL INVESTMENTS - 99.8% (Cost $7,058,572)		$6,760,296
Other Assets in Excess of Liabilities - 0.2%		12,041
TOTAL NET ASSETS - 100.0%		$6,772,337

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AB - Aktiebolag
ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Statement of Assets and Liabilities
May 31, 2024

ASSETS:
Investments, at value	$6,760,296
Dividends and interest receivable	15,842
Total assets	6,776,138
LIABILITIES:
Payable to adviser	3,777
Payable to custodian foreign currency, at value	24
Total liabilities	3,801
NET ASSETS	$6,772,337
Net Assets Consists of:
Paid-in capital	$6,939,962
Total accumulated losses	(167,625)
Total net assets	$6,772,337
Net assets	$6,772,337
Shares issued and outstanding(a)	280,000
Net asset value per share	$24.19
Cost:
Investments, at cost	$7,058,572
Proceeds:
Foreign currency	$24

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Statement of Operations
For the Period Ended May 31, 2024(a)

INVESTMENT INCOME:
Dividend income	$97,405
Less: Dividend withholding taxes	(5,645)
Interest income	3,262
Total investment income	95,022
EXPENSES:
Investment advisory fee	16,982
Excise tax expense	8
Total expenses	16,990
NET INVESTMENT INCOME	78,032
REALIZED AND UNREALIZED LOSS
Net realized gain from:
Investments	49,730
Foreign currency transaction	3,182
Net realized gain	52,912
Net change in unrealized depreciation on:
Investments	(298,276)
Foreign currency translation	(301)
Net change in unrealized depreciation	(298,577)
Net realized and unrealized loss	(245,665)
Net decrease in net assets resulting from operations	$(167,633)

(a)	The Fund commenced investment operations on December 21, 2023.
The accompanying notes are an integral part of these financial statements.

4

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Statement of Changes in Net Assets

Period Ended May 31,2024(a)
OPERATIONS:
Net investment income	$78,032
Net realized gain	52,912
Net change in unrealized depreciation	(298,577)
Net decrease in net assets from operations	(167,633)
CAPITAL TRANSACTIONS:
Subscriptions	6,933,816
ETF transaction fees (See Note 7)	6,154
Net increase in net assets from capital transactions	6,939,970
Net Increase in Net Assets	$6,772,337
NET ASSETS:
Beginning of the period	$—
End of the period	$6,772,337

SHARES TRANSACTIONS
Subscriptions	280,000
Total increase in shares outstanding	280,000

(a)	Inception date of the Fund was December 21, 2023.
The accompanying notes are an integral part of these financial statements.

5

Mast Global Battery Recycling & Production ETF
Financial Highlights
For a share outstanding throughout the periods presented

Period ended May 31,2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.32
Net realized and unrealized loss on investments	(1.15)
Total from investment operations	(0.83)
ETF transaction fees per share	0.02
Net asset value, end of period	$24.19
Total Return(c)	−3.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,772
Ratio of expenses to average net assets(d)	0.65%
Ratio of net investment income to average net assets(d)	2.98%
Portfolio turnover rate(c)(e)	11%
(a)	Inception date of the Fund was December 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Notes to the Financial Statements
May 31, 2024
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”), formerly the SHP ETF Trust, was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of thirteen operational exchange-traded funds (“ETFs”), one of which is presented herein, Mast Global Battery Recycling & Production ETF (the “Fund”). These financial statements relate only to the Fund. The Fund is a non-diversified series of the Trust. The investment objective of the Fund is to seek to track the investment results of an index composed of companies of developed and emerging market companies that may benefit from growth and innovation involved in the business of battery recycling, battery raw materials, and battery manufacturing income.
NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to the Fund.
The Fund is sponsored by KB Asset Management (the “Sponsor”), a subsidiary of KB Financial Group.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of the Fund by the Fund’s number of shares outstanding.

When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2024, there were no securities held by the Fund that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.

7

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Notes to the Financial Statements
May 31, 2024 (Continued)
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$6,624,521	$ —	$ —	$6,624,521
Money Market Fund	135,775	—	—	135,775
Total Assets	$6,760,296	$—	$—	$6,760,296

*	Refer to the Schedule of Investments for industry classifications.
B.
Foreign Currency Translation. The books and records of the Fund is maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Fund does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all its taxable net investment income and

8

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Notes to the Financial Statements
May 31, 2024 (Continued)
net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended May 31, 2024.
E.
Distributions to Shareholders. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

F.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for non-deductible excise tax expense. For the period ended May 31, 2024, the following adjustments were made:

Distributable Earnings (Accumulated Loss)	Paid-in Capital
$8	$(8)

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.65% based on the Fund’s average daily net assets. For the period ended May 31, 2024, the Fund incurred $16,982 in management fees.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Sponsor has agreed to assume the Adviser’s obligation to pay all expenses of the Fund which are the responsibility of the Adviser, as discussed above and, to the extent applicable, pay the Adviser a minimum fee. The Sponsor will also provide marketing support for the Fund including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of marketing capabilities, including communications through print and electronic media. For these services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

9

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Notes to the Financial Statements
May 31, 2024 (Continued)
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). For the period ended May 31, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares and serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of May 31, 2024, certain officers of the Trust were affiliated with the Distributor and received no fees from the Trust for serving as officers.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2024, were as follows:

Purchases	Sales
$4,764,230	$551,674

The costs of purchases and sales of in-kind transactions, during the period ended May 31, 2024, were as follows:

Purchases In-Kind	Sales In-Kind
$2,656,207	$ —

NOTE 6 – TAX MATTERS
The Fund paid no distributions to shareholders during the period ended May 31, 2024.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended May 31, 2024, the Fund did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the Fund had no capital loss carry forwards available.

10

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Notes to the Financial Statements
May 31, 2024 (Continued)
As of May 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

Federal income tax cost of investments	$7,058,572
Aggregate gross unrealized appreciation	441,418
Aggregate gross unrealized (depreciation)	(739,694)
Net unrealized appreciation (depreciation)	(298,276)
Undistributed Ordinary Income	130,952
Undistributed Long Term Capital Gains	—
Distributable Earnings	130,952
Accumulated capital and other gain/(loss)	(301)
Total distributable earnings (accumulated loss)	(167,625)

NOTE 7 – SHARE TRANSACTIONS
The Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Fund is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Fund for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser has no voting power of the shares outstanding of the Fund.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.

11

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Notes to the Financial Statements
May 31, 2024 (Continued)
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.

12

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Mast Global Battery Recycling & Production ETF and
Board of Trustees of NEOS ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mast Global Battery Recycling & Production ETF (the “Fund”), a series of NEOS ETF Trust as of May 31, 2024, the related statement of operations and changes in net assets, and the financial highlights for the period December 21, 2023 (commencement of operations) through May 31, 2024 (collectively referred to as the “financial statements”) and related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period December 21, 2023 (commencement of operations) through May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds in the NEOS ETF Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2024

13

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Other Non-Audited Information (Unaudited)
TAX INFORMATION
For the fiscal year ended May 31, 2024, certain dividends paid by the Fund may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mast Global Battery Recycling & Production ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2024 were as follows:

Mast Global Battery Recycling & Production ETF	0.00%

For the year ended May 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund were as follows:

Mast Global Battery Recycling & Production ETF	0.00%

For the period ended May 31, 2024, the Fund earned $97,389 of foreign sourced income and paid $5,645 of foreign taxes which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.mastetfs.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
NEOS ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.mastetfs.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.mastetfs.com. Information on how the Fund’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

14

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Changes in and Disagreements with Accountants for Open-End Management Investment COMPANIES (UNAUDITED)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

15

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Proxy Disclosures for Open-End Management Investment COMPANIES (UNAUDITED)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

16

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment COMPANIES (UNAUDITED)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

17

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Statement Regarding Basis for Approval of Investment Advisory
CONTRACT (UNAUDITED)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on September 26, 2023. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the Mast Global Battery Recycling ETF (the “New ETF”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service. The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement, a review of the professional personnel who will be performing services for the New ETF, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETF, including: its adherence to the New ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the New ETF and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of the New ETF’s portfolio holdings including its role as Valuation Designee for the New ETF; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETF. The Board also considered research support available to, and management capabilities of, the New ETF’s management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the New ETF; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with New ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of

18

MAST GLOBAL BATTERY RECYCLING & PRODUCTION ETF
Statement Regarding Basis for Approval of Investment Advisory
CONTRACT (UNAUDITED) (Continued)
their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New ETF would be satisfactory.
Performance. Because the New ETF had not commenced operations, the Board was not able to review the New ETF’s performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses. As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the New ETF’s advisory fee, which is a unitary fee, and overall expenses compared to peer funds and other funds advised by NEOS. The Board was aware that under the unitary fee arrangement, NEOS is contractually obligated to pay the fees of each of the New ETF’s service providers, with the exception of NEOS’s advisory fee and certain other expenses. The Board observed that the proposed fee was within the range of peer funds provided by NEOS. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board reviewed NEOS’ asset projections and noted NEOS’ assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’ willingness to discuss the matter of economies for the New ETF as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New ETF based on profitability projections and analyses reviewed by the Board and the selected financial information of NEOS provided by NEOS to the Board. After review and discussion, the Board concluded the anticipated profit from NEOS’s relationship with the New ETF would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that NEOS’ advisory fee for the New ETF was not unreasonable, and that approval of the Advisory Agreement was in the best interest of future shareholders of the New ETF.

19

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	August 8, 2024

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	August 8, 2024